Consolidated Balance Sheets (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Memorandum Items [Abstract]
Acquired in finance lease, investment property	€ 96	€ 115	€ 195
Contingent Liabilities	49,117	44,434	39,834
Contingent Commitments	237,970	231,962	221,738
Financial liabilities at amortized cost, category
Memorandum Items [Abstract]
Subordinated liabilities	21,510	19,902	21,153
Financial assets held for trading
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights	50,891	38,145	34,026
Financial assets designated at fair value through profit or loss
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights	5,766	2,025
Financial assets available for sale
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights	43,079	23,980	26,742
Loans and receivables category
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights	8,147	7,994	€ 1,697
Held-to-maturity investments category
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights	€ 6,996	€ 2,489